Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Vermilion incentive plan
Disclosure Of Equity Based Compensation
Summary of number of awards outstanding under VIP and the Five-Year Compensation Arrangement

The following table summarizes the number of awards outstanding under the LTIP:

Number of LTIP Awards (‘000s)	2025	2024
Opening balance	3,926	4,478
Granted	3,061	1,917
Vested	(975)	(2,061)
Forfeited	(1,115)	(408)
Closing balance	4,897	3,926